Document and Entity Information	Dec. 23, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 23, 2019
Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 23, 2019
Prospectus Date	Aug. 01, 2019
Pacific Funds Large-Cap | Class S
Prospectus:
Trading Symbol	PFKIX
Pacific Funds Large-Cap Value | Class S
Prospectus:
Trading Symbol	PFVIX
Pacific Funds Small-Cap | Class S
Prospectus:
Trading Symbol	PFJIX
Pacific Funds Small-Cap Growth | Class S
Prospectus:
Trading Symbol	PFYIX
Pacific Funds Small-Cap Value | Class S
Prospectus:
Trading Symbol	PFEIX
Pacific Funds Small/Mid-Cap | Class S
Prospectus:
Trading Symbol	PFOIX